Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ARADIGM CORP
Entity Central Index Key	0001013238
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	On September 1, 2011, the U.S. Securities and Exchange Commission declared effective the registration statement on Form S-1 (the “Registration Statement”) filed by Aradigm Corporation (the “Company”). The Company is filing this post-effective amendment No. 2 to the Registration Statement for the purposes of updating its financial and other disclosures. No additional securities are being registered under this post-effective amendment.
Entity Filer Category	Smaller Reporting Company